Accounts Receivable, Net (Details) - Schedule of Presents Movement in the Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Presents Movement in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 4,519	$ 3,350	$ 3,289
Additions	668	1,273	67
Reversal	(806)	(26)	(22)
Written off	(142)
Exchange difference	(38)	(78)	16
Balance at end of the year	$ 4,201	$ 4,519	$ 3,350